SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -Basic and diluted net income per share calculation (FY) (Details) - USD ($)		3 Months Ended			6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Dec. 31, 2020
Numerator: Earnings allocable to Common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account		$ 3,435			$ 6,833	$ 11,254
Less: Income taxes and franchise fees						$ (11,254)
Denominator: Weighted Average Common stock subject to possible redemption
Basic and diluted weighted average shares outstanding redemption						21,833,901
Basic and diluted net income per share	$ 0.00					$ 0.00
Basic and diluted weighted average shares outstanding Non Redeemable						2,318,726
Basic and diluted net loss per common share	$ 0.00					$ (0.89)
Non-Redeemable Common Stock
Net loss	$ (1,000)	$ (4,669,435)	$ 4,641,710	$ 0	$ (27,725)	$ (2,061,769)
Non-Redeemable Net Loss	$ (1,000)					$ (2,061,769)